Promissory Notes Payable	9 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2015
Promissory Notes Payable [Text Block]
9.	Promissory Notes Payable

(i)

On November 7, 2013, the Company issued a promissory note in the principal amount of CDN$28,750. The Company received $24,467 (CDN$25,000) in respect of this note, after an original issue discount (“OID”) of 15%, or $3,670 (CDN$3,750). The principal amount, net of the OID, matured and was repaid during the nine months ended October 31, 2014. At October 31, 2015, an amount of $3,450 (CDN$3,750) (January 31, 2015: $3,450 (CDN$3,750)) is outstanding relating to the OID, which is repayable upon the Company reporting net income from operations in any single month.

(ii)

On April 7, 2014, the Company entered into a Securities Purchase Agreement with certain purchasers pursuant to which the Company agreed to issue 6% Senior Secured Convertible Promissory Notes (the “SPA Notes”) in the aggregate principal amount of $1,083,797. As consideration, the Company (i) received cash proceeds equal to $878,704 (the “Cash Proceeds”); (ii) exchanged a promissory note with an outstanding amount of $76,388, being the principal and accrued interest due under a convertible promissory note dated December 24, 2013 for the issuance of a SPA Note in the same amount; and (iii) exchanged a promissory note with an outstanding amount of $128,705, being the remaining principal amount due under a convertible promissory note dated October 2, 2013 for the issuance of a SPA Note in the same amount.

Repayment of the SPA Notes was collateralized against all the tangible and intangible assets of the Company. The principal amount of $1,083,797 were to mature on April 7, 2015 (the “Maturity Date”) and was bearing interest at the rate of 6% per annum, payable on the Maturity Date. On June 10, 2014, these notes, along with accrued interest of $10,362 were exchanged for securities in a subsequent offering (Note 10(i)), at an exchange rate equal to 90% of the price paid by investors in that offering. During the nine months ended October 31, 2014, the Company recorded debt conversion expense of $121,573, related to this purchase price discount upon these Notes being converted for units in the subsequent offering.

The Company incurred $89,849 in issuance costs in respect of the SPA Notes.

During the three and nine months ended October 31, 2015, the Company recorded $Nil and $Nil, respectively (2014: $Nil and $10,372, respectively) in respect of interest on this note and $Nil and $Nil, respectively (2014: $Nil and $89,849, respectively) in respect of the accretion of deferred financing fees.

(iii)

During the year ended January 31, 2014, the Company received $75,000 in respect of a promissory note in the principal amount of $75,000. The promissory note matured on February 1, 2014 and was bearing interest at a rate of 10% per annum payable at maturity.

During the nine months ended October 31, 2014, the Company issued 19,922 common shares of the Company in full and final settlement of this note, along with accrued interest of $4,685. This resulted in a loss on extinguishment of debt of $119,528 being recorded on the consolidated statement of operations during the nine months ended October 31, 2014. The fair value of $10 per share was determined with reference to the quoted market price of the Company’s stock on the date of issuance.

(iv)

On February 12, 2014, the Company issued a promissory note in the principal amount of CDN$61,295. The Company received $48,464 (CDN$53,300) in respect of this note, after an original issue discount (“OID”) of 15%, or $7,270 (CDN$7,995). The note matured and was repaid during the nine months ended October 31, 2014.

(v)

On January 13, 2014, the Company issued a promissory note in the principal amount of $309,062, which was comprised of: (i) $250,000 consideration received; (ii) a one-time interest charge of $37,500, being 15% of the proceeds received (the “OID”); and (iii) an amount of $21,562, being the remaining principal balance due under a separate note agreement with the same lender.

The promissory note was repayable in five monthly instalments of $41,667 over the term of the note plus one final balloon payment of $63,229 at its maturity on July 13, 2014. The Company repaid this promissory note during the nine months ended October 31, 2014.

8.        Promissory Notes Payable

	January 31, 2015	January 31, 2014

Promissory note bearing interest at 10% per annum payable at maturity, unsecured, matured on February 1, 2014(ii)	$-	75,000

Promissory note in the principal amount of $309,062, non- interest bearing, unsecured, repayable in five equal semi- monthly instalments of $41,667 plus one final balloon payment of $63,229 at its maturity on July 13, 2014. The one-time interest charge of 15%, or $37,500 is convertible at maturity, at the option of the holder, into shares of common stock of the Company at a price of $4.00 per share (iii)	-	309,062

Promissory note in the principal amount of CDN$28,750, non- interest bearing, repayable in equal instalments of CDN$3,125 over the remaining term of the note, unsecured. The note may be repaid at any time before maturity without notice, bonus or penalty. The final CDN$3,750, representing a 15% original issue discount (“OID”) is repayable upon the company reporting net income from operations in a single month (iv)	3,450	14,668

Promissory note in the principal amount of CDN$57,500, non- interest bearing, repayable in equal instalments of CDN$9,583 over the remaining term of the note, unsecured. The note may be repaid at any time before maturity without notice, bonus or penalty (v)	-	43,250
Less: debt discounts	-	(44,558)
	3,450	397,422
Less: current portion	(3,450)	(397,422)
	$-	$-
(i)

On April 7, 2014, the Company entered into a Securities Purchase Agreement with certain purchasers pursuant to which the Company agreed to issue 6% Senior Secured Convertible Promissory Notes (the “SPA Notes”) in the aggregate principal amount of $1,083,797. As consideration, the Company (i) received cash proceeds equal to $878,704 (the “Cash Proceeds”); (ii) exchanged a promissory note with an outstanding amount of $76,388 (Note 9(i)), being the principal and accrued interest due under a convertible promissory note dated December 24, 2013 for the issuance of a SPA Note in the same amount; and (iii) exchanged a promissory note with an outstanding amount of $128,705 (Note 9(iii)), being the remaining principal amount due under a convertible promissory note dated October 2, 2013 for the issuance of a SPA Note in the same amount.

Repayment of the SPA Notes was collateralized against all the tangible and intangible assets of the Company. The principal amount of $1,083,797 were to mature on April 7, 2015 (the “Maturity Date”) and was bearing interest at the rate of 6% per annum, payable on the Maturity Date. On June 10, 2014, these notes, along with accrued interest of $10,362 were exchanged for securities in a subsequent offering (Note 9(i)), at an exchange rate equal to 90% of the price paid by investors in that offering. The Company recorded debt conversion expense of $121,573, related to this purchase price discount upon these Notes being converted for units in the subsequent offering.

The Company incurred $89,849 in issuance costs in respect of the SPA Notes.

During the year ended January 31, 2015, the Company recorded $10,372 (2014: $Nil) in respect of interest on this note and $89,849 (2014: $Nil) in respect of the accretion of deferred financing fees.

(ii)

During the year ended January 31, 2014, the Company received $75,000 in respect of a promissory note in the principal amount of $75,000. The promissory note matured on February 1, 2014 and was bearing interest at a rate of 10% per annum payable at maturity.

During the year ended January 31, 2015, the Company issued 19,922 common shares of the Company in full and final settlement of this note, along with accrued interest of $4,685. This resulted in a loss on extinguishment of debt of $119,528. The fair value of $10 per share was determined with reference to the quoted market price of the Company’s stock on the date of issuance.

During the year ended January 31, 2015, the Company recorded $935 (2014: $3,750) in respect of interest on this note, up to the date of settlement of this note.

(iii)

During the year ended January 31, 2014, the Company issued a promissory note in the principal amount of $309,062, which was comprised of: (i) $250,000 consideration received; (ii) a one-time interest charge of $37,500, being 15% of the proceeds received (the “OID”); and (iii) an amount of $21,562, being the remaining principal balance due under a separate note agreement with the same lender.

The promissory note was repayable in five monthly instalments of $41,667 over the term of the note plus one final balloon payment of $63,229 at its maturity on July 13, 2014. The Company repaid this promissory note during the year ended January 31, 2015.

The issuance of this promissory note as consideration of the remaining balance due and payable under the previous Note was recorded at the redemption amount pursuant to the applicable guidance under ASC 470-20.

During the year ended January 31, 2015, the Company recorded accretion expense of $33,972 (2014: $3,528) in respect of the accretion of the discount on this note.

(iv)

On November 7, 2013, the Company issued a promissory note in the principal amount of CDN$28,750. The Company received $24,467 (CDN$25,000) in respect of this note, after an original issue discount (“OID”) of 15%, or $3,670 (CDN$3,750). The principal amount, net of the OID, matured and was repaid during the year ended January 31, 2015. The OID is repayable upon the Company recognizing net income from operations in any given month during the term of the note.

As additional consideration for entering into the loan, the Company issued 550 common shares of the Company to the lender. The fair value at issuance of these shares of $5,720, determined with reference to the quoted market price of these shares at the date of issuance, together with the OID of $3,670 resulted in a debt discount at issuance of $9,390, which was amortized using the effective interest method over the term of the note.

During the year ended January 31, 2015, the Company recorded accretion expense of $3,280 (2014: $6,110) in respect of the accretion of the discount on this note.

(v)

On December 20, 2013, the Company issued a promissory note in the principal amount of CDN$57,500. The Company received $47,660 (CDN$50,000) in respect of this note, after an original issue discount (“OID”) of 15%, or $7,149 (CDN$7,500). The note matured and was repaid during the year ended January 31, 2015.

As additional consideration for entering into the loan, the Company issued 625 common shares of the Company to the lender. The fair value at issuance of these shares of $3,000, determined with reference to the quoted market price of these shares at the date of issuance, together with the OID of $7,149 resulted in a debt discount at issuance of $10,149, which was amortized using the effective interest method over the term of the note.

During the year ended January 31, 2015, the Company recorded accretion expense $7,985 (2014: $2,164) in respect of the accretion of the discount on this note.
(vi)

On February 12, 2014, the Company issued a promissory note in the principal amount of CDN$61,295. The Company received $48,463 (CDN$53,300) in respect of this note, after an original issue discount (“OID”) of 15%, or $7,270 (CDN$7,995). The note matured and was repaid during the year ended January 31, 2015.

As additional consideration for entering into the loan, the Company issued 625 common shares of the Company to the lender. The fair value at issuance of these shares of $1,500, determined with reference to the quoted market price of these shares at the date of issuance, together with the OID of $7,270 resulted in a debt discount at issuance of $8,770, which was amortized using the effective interest method over the term of the note.

During the year ended January 31, 2015, the Company recorded accretion expense of $8,770 (2014: $Nil) in respect of the accretion of the discount on this note and financing fees of $935 (2014: $Nil) in respect of a finder’s fee paid in connection with the issuance of this note.